Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Warrants
8.	Warrants

Warrants Issued

On March 31, 2020, the Company issued a warrant to purchase up to 26,225 shares of its stock to one of its consultants in exchange for services. The warrant contains a strike price of $5.67 per share and has a seven-year contractual term. The warrant is classified within stockholders’ equity (deficit) at its fair value and was treated as a standalone instrument. The fair value of the warrant was determined to be $101,478 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is included in selling, general and administrative expenses for the three months ended March 31, 2020. There were no warrants issued during the three months ended March 31, 2021. The Company recognized $237,768 in warrant expense for the three months ended March 31, 2021, which is included in selling, general and administration expense.

Warrants Exercised

No warrants were exercised for the three months ended March 31, 2021 and 2020.

7. Warrants

On January 1, 2019, the Company issued a seven-year warrant to a service provider to purchase 20,533 shares of the Company’s common stock with an exercise price of $4.79 per share. The warrants vested immediately. The Company received legal services, as needed, during 2019 under an unwritten agreement with the service provider. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the warrant was determined to be $82,141 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is recorded in selling, general and administrative expenses for the year ended December 31, 2019.

On March 31, 2020, the Company issued a warrant to purchase up to 26,225 shares of its stock to one of its consultants in exchange for legal services, as needed, during 2020. The warrant contains a strike price of $5.67 per share and has a seven-year contractual term. The warrant is classified within stockholders’ deficit at its fair value and was treated as a standalone instrument. The grant date fair value of the warrant was determined to be $101,478 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is all included in selling, general and administrative expenses for the year ended December 31, 2020.

From February to June 2019, the Company issued a series of seven-year warrants to purchase a total of 31,470 shares of the Company’s common stock to the six members of its scientific advisory board (“SAB”) in consideration of their service as SAB members. Each member received a warrant to purchase 5,245 shares under the same form of warrant. The exercise price is $5.57 per share and the warrants vested immediately upon issuance. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the 31,470 warrants was determined to be $114,631 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance. These warrants contained a provision that they would expire on the earlier of seven years from the issuance date or the date of consummation of the sale of the Company’s stock under an SEC registration statement. The warrants expired early upon consummation of the December 2020 initial public offering.

On August 25, 2020, the Company granted a fully vested warrant to purchase up to 21,854 shares of its common stock to Flagship Consulting, Inc. in connection with consulting services provided to the Company. The warrant is exercisable at a strike price of $5.90 per share and has a contractual term of seven years. The warrant is classified within stockholders’ equity at its fair value as a standalone instrument. The grant date fair value of the warrant was determined to be $87,597 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is included in selling, general and administrative expenses for the year ended December 31, 2020.

On August 25, 2020, the Company granted a warrant to purchase up to 150,000 shares of its common stock to Flagship Consulting, Inc. in connection with consulting services to be provided to the Company. The warrant is exercisable at a strike price of $5.90 per share and has a contractual term of seven years. The warrant vests in full and becomes exercisable on the first anniversary of the grant date. The warrant is classified within stockholders’ equity at its fair value as a standalone instrument over the vesting period. The aggregate grant date fair value of the warrant was determined to be $601,245 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and will be included in selling, general and administrative expenses as services are rendered during its 12--month vesting period. Through December 31, 2020, $210,848 is included in selling, general and administrative expense.

On August 25, 2020, a warrant holder exercised a warrant for 21,854 shares in a net settlement transaction. The Company issued 13,301 fully paid non-assessable shares of its common stock in connection with this net settled warrant exercise.

No warrants were exercised for the year ended December 30, 2019.

On December 28, 2020, the Company issued a seven-year warrant to purchase up to a total of 102,435 shares of the Company’s common stock with an exercise price of $10.00 per share to certain 2018 investors in consideration for completing the IPO later than March 2019 (the “Late IPO Warrants”). The warrants vested immediately. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the warrant was determined to be $685,441 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance. The fair value in the amount of $685,441 is included in selling, general and administrative expenses for the year ended December 31, 2020.